UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: August 31
Date of reporting period: August 31, 2008

ITEM 1.           REPORT TO STOCKHOLDERS.

           The Annual Report to Stockholders is filed herewith.

Schedule of investments
August 31, 2008

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE*

SHORT-TERM INVESTMENTS—98.6%
	Bank Notes—2.3%
$300,000,000	Bank of America N.A., 2.988% due 8/3/09(a)	$300,000,000
	Wells Fargo Bank N.A.:
250,000,000	2.430% due 9/3/08	250,000,000
300,000,000	2.430% due 9/19/08	300,000,000
100,000,000	2.500% due 10/6/08	100,000,000
308,220,000	2.561% due 6/3/09(a)	308,220,000

	Total Bank Notes	1,258,220,000

	Certificates of Deposit—40.5%
375,000,000	Abbey National Treasury Services PLC, 3.050% due 2/6/09	375,000,000
	Allied Irish Banks:
325,000,000	2.840% due 10/9/08	325,000,000
200,000,000	2.750% due 11/12/08	200,000,000
125,000,000	American Express Bank FSB, 2.720% due 9/24/08	125,000,000
250,000,000	American Express Centurion Bank, 2.830% due 9/17/08	250,000,000
	Australia & New Zealand Banking Group:
100,000,000	2.730% due 10/16/08	100,000,000
100,000,000	3.060% due 12/18/08	100,008,880
	Banco Bilbao Vizcaya:
250,000,000	2.815% due 9/18/08	250,000,000
100,000,000	2.800% due 11/20/08	100,000,000
150,000,000	2.805% due 11/20/08	150,001,643
250,000,000	3.190% due 12/22/08	250,000,000
250,000,000	3.100% due 1/12/09	250,000,000
	Banco Santander:
125,000,000	3.000% due 10/23/08	125,000,000
100,000,000	3.090% due 12/22/08	100,003,048
225,000,000	Bank of America N.A., 2.750% due 12/1/08	225,000,000
	Bank of Ireland Governor & Co.:
300,000,000	2.830% due 11/24/08	300,006,949
300,000,000	3.150% due 12/29/08	300,000,000
	Bank of Montreal:
250,000,000	2.680% due 10/21/08	250,000,000
250,000,000	2.760% due 11/6/08	250,004,552
300,000,000	3.050% due 1/26/09	300,000,000
	Bank of Nova Scotia:
300,000,000	2.600% due 10/1/08	300,000,000
100,000,000	2.500% due 3/6/09	100,000,000
	Bank of Scotland PLC:
500,000,000	2.909% due 11/19/08(a)	500,000,000
150,000,000	2.840% due 11/21/08	150,000,000
250,000,000	3.008% due 7/6/09(a)	250,000,000
	Bank of Tokyo Mitsubishi:
200,000,000	2.830% due 9/19/08	200,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2008 Annual Report | 31

Schedule of investments continued
August 31, 2008

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE*

	Certificates of Deposit—40.5% continued
$126,100,000	2.830% due 11/10/08	$126,100,000
250,000,000	2.890% due 12/10/08	250,000,000
	Barclays Bank PLC NY:
100,000,000	2.600% due 9/18/08	100,000,000
200,000,000	2.820% due 11/13/08	200,000,000
260,000,000	3.150% due 12/29/08	260,000,000
167,000,000	3.020% due 2/23/09	167,000,000
200,000,000	2.970% due 4/20/09	200,000,000
150,000,000	2.910% due 5/13/09(a)	150,000,000
150,000,000	3.253% due 8/11/09(a)	150,000,000
	BNP Paribas NY Branch:
165,000,000	2.700% due 10/6/08	165,000,000
395,000,000	2.960% due 10/24/08	395,000,000
150,000,000	2.850% due 12/5/08	150,000,000
300,000,000	3.060% due 1/2/09	300,000,000
	Calyon NY Branch:
400,000,000	2.900% due 10/1/08	400,000,000
345,000,000	2.790% due 10/8/08	345,000,000
465,000,000	3.120% due 2/9/09	465,000,000
513,000,000	Canadian Imperial Bank, 2.840% due 11/28/08	513,000,000
	Citibank N.A.:
100,000,000	2.740% due 10/24/08	100,000,000
220,000,000	2.750% due 11/28/08	220,000,000
	Credit Suisse New York:
200,000,000	4.010% due 1/7/09	200,000,000
250,000,000	2.951% due 3/3/09(a)	250,000,000
	Depfa Bank PLC:
500,000,000	2.540% due 9/18/08	500,000,000
250,000,000	2.800% due 10/10/08	250,000,000
768,500,000	Deutsche Bank NY, 2.700% due 11/3/08	768,500,000
	Dexia Credit Local SA:
200,000,000	2.820% due 10/9/08	200,004,192
300,000,000	2.840% due 11/7/08	300,000,000
250,000,000	2.830% due 11/26/08	250,002,965
	Dresdner Bank AG NY:
290,500,000	2.530% due 9/12/08	290,500,000
100,000,000	2.550% due 9/30/08	100,000,000
	Fortis Bank NY:
500,000,000	2.530% due 9/12/08	500,000,000
275,000,000	2.760% due 10/6/08	275,000,000
	HSBC Bank USA:
100,000,000	2.810% due 12/15/08	100,002,889
366,800,000	2.950% due 1/16/09	366,800,000

See Notes to Financial Statements.

32 | Liquid Reserves Portfolio 2008 Annual Report

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE*

	Certificates of Deposit—40.5% continued
	Intesa San Paulo SpA NY:
$250,000,000	2.923% due 3/5/09(a)	$250,000,000
242,500,000	3.210% due 4/22/09	242,500,000
	Istituto Bancario SA:
100,000,000	3.300% due 5/6/09	100,000,000
325,000,000	3.670% due 6/11/09	325,000,000
100,000,000	Landesbank Baden-Wuerttemberg, 2.960% due 11/12/08	100,000,993
500,000,000	Lloyds Bank PLC, 2.620% due 10/8/08	500,000,000
150,000,000	Nordea Bank Finland NY, 4.670% due 11/5/08	150,482,636
248,650,000	PNC Bank N.A., 3.015% due 2/23/09(a)	248,650,000
	Rabobank Nederland NY:
500,000,000	2.670% due 10/28/08	500,000,000
300,000,000	3.010% due 2/13/09	300,000,000
	Royal Bank of Canada NY:
200,000,000	2.410% due 9/19/08	200,000,000
102,788,000	5.290% due 2/2/09	103,726,622
125,000,000	Royal Bank of Scotland NY, 3.180% due 12/12/08	125,000,000
150,000,000	Skandinaviska Enskilda Banken, 2.875% due 12/4/08	149,990,170
	Societe Generale NY:
200,000,000	2.900% due 9/19/08	200,000,993
250,000,000	2.830% due 10/8/08	250,000,000
	Svenska Handelsbanken AB:
499,000,000	2.720% due 11/10/08	499,000,000
192,000,000	2.730% due 11/28/08	192,000,000
175,000,000	Svenska Handelsbanken NY, 5.005% due 10/9/08	175,000,879
	Toronto Dominion Bank NY:
200,000,000	2.500% due 9/24/08	200,000,000
300,000,000	2.830% due 11/24/08	300,000,000
300,000,000	3.060% due 1/7/09	300,000,000
100,000,000	3.020% due 2/17/09	100,000,000
	UBS AG Stamford CT:
102,000,000	2.700% due 9/9/08	102,004,676
150,000,000	5.030% due 9/15/08	150,000,000
300,000,000	2.520% due 9/30/08	300,002,412
150,000,000	2.580% due 9/30/08	150,001,205
	Unicredito Italiano SpA NY:
125,000,000	2.700% due 9/11/08	125,000,000
200,000,000	4.720% due 9/15/08	200,000,751
100,000,000	2.510% due 9/22/08	100,000,582
	Wachovia Bank N.A.:
175,000,000	4.500% due 12/1/08	175,000,000
250,000,000	3.100% due 12/29/08	250,000,000
145,000,000	3.005% due 1/27/09(a)	145,000,000

	Total Certificates of Deposit	22,040,297,037

See Notes to Financial Statements.

Liquid Reserves Portfolio 2008 Annual Report | 33

Schedule of investments continued
August 31, 2008

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE*

	Commercial Paper—23.2%
$100,000,000	ABN Amro Bank NV, 2.713% due 9/8/08(b)	$99,947,889
300,000,000	Allied Irish Banks PLC, 2.856% due 9/8/08(b)(c)	299,835,792
	ANZ National International Ltd.:
100,000,000	2.800% due 11/26/08(b)(c)	99,335,889
100,000,000	2.912% due 12/10/08(b)(c)	99,202,778
179,136,718	Atlantic East Funding LLC, 2.820% due 3/25/09(a)(d)(e)	162,530,744
100,000,000	Australia & New Zealand Banking Group, 2.717% due 11/12/08(b)(c)	99,464,000
	Bank of America Corp.:
250,000,000	2.941% due 11/25/08(b)	248,285,243
250,000,000	3.020% due 2/2/09(b)	246,818,403
150,000,000	2.902% due 3/2/09(b)	147,846,333
300,000,000	Bank of Ireland, 2.705% due 9/12/08(b)(c)	299,754,333
	BNZ International Funding Ltd.:
125,000,000	2.781% due 9/8/08(b)(c)	124,933,038
250,000,000	2.898% due 11/10/08(b)(c)	248,604,862
100,000,000	2.893% due 11/20/08(b)(c)	99,366,667
100,000,000	3.015% due 12/29/08(b)(c)	99,018,250
100,000,000	CBA (Delaware) Finance Inc., 2.779% due 11/19/08(b)	99,398,722
200,000,000	Citigroup Funding Inc., 2.976% due 9/5/08(b)	199,934,889
250,000,000	Credit Suisse New York, 3.047% due 1/16/09(b)	247,145,834
	Danske Corp.:
175,000,000	2.506% due 9/16/08(b)(c)	174,817,708
250,000,000	2.800% due 9/18/08(b)(c)	249,671,806
250,000,000	3.041% due 4/9/09(a)(c)	250,000,000
350,000,000	Depfa Bank PLC, 2.558% due 9/30/08(b)(c)	349,281,042
	Dexia Delaware:
100,000,000	2.800% due 10/9/08(b)	99,706,556
100,000,000	2.800% due 10/10/08(b)	99,698,833
150,000,000	Dresdner U.S. Finance, 2.748% due 10/15/08(b)	149,498,583
500,000,000	General Electric Capital Corp., 2.861% due 2/4/09(b)	493,890,001
	ING Funding LLC:
300,000,000	2.410% due 9/22/08(b)	299,583,500
195,000,000	3.005% due 10/28/08(b)	194,086,100
100,000,000	3.036% due 1/2/09(b)	98,978,416
100,000,000	3.043% due 1/9/09(b)	98,918,472
112,800,000	3.078% due 1/16/09(b)	111,507,907
347,556,462	Issuer Entity LLC, 3.479% - 3.489% due 10/30/08(a)(e)(f)(k)	139,022,585
	JPMorgan Chase:
400,000,000	2.737% due 12/2/08(b)	397,240,000
150,000,000	2.775% due 12/10/08(b)	148,854,166
400,000,000	3.000% due 2/2/09(b)	394,943,668
100,000,000	KBC Financial Products International, 2.918% due 11/4/08(b)(c)	99,486,222
	Landesbank Baden-Wuerttemberg:
350,000,000	2.505% due 9/15/08(b)	349,659,722

See Notes to Financial Statements.

34 | Liquid Reserves Portfolio 2008 Annual Report

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE*

	Commercial Paper—23.2% continued
$150,000,000	2.506% due 9/23/08(b)	$149,770,833
350,000,000	2.505% due 9/26/08(b)	349,392,360
100,000,000	National Australia Funding, 2.728% due 10/15/08(b)(c)	99,668,778
600,000,000	Natixis, 2.485% due 9/15/08(b)(c)	599,421,332
300,000,000	Nordea N.A., 2.700% due 11/21/08(b)	298,191,000
	Royal Bank of Scotland PLC:
100,000,000	2.474% due 9/11/08(b)(c)	99,931,389
300,000,000	3.000% due 10/24/08(b)	298,694,875
84,306,000	San Paolo IMI U.S. Financial Co., 2.777% due 11/17/08(b)	83,808,313
	Skandinaviska Enskilda Banken:
250,000,000	2.673% due 9/8/08(b)(c)	249,871,181
175,000,000	2.800% due 9/18/08(b)(c)	174,770,264
350,000,000	3.149% due 12/10/08(b)(c)	346,986,112
63,700,000	3.114% due 2/6/09(b)(c)	62,841,713
	Societe Generale N.A.:
275,000,000	3.046% due 10/30/08(b)	273,647,917
300,000,000	2.806% due 11/12/08(b)	298,329,000
	Swedbank:
120,000,000	2.747% due 9/4/08(b)	119,972,850
175,000,000	3.078% due 10/27/08(b)	174,175,167
125,000,000	3.078% due 10/28/08(b)	124,400,312
	Toyota Motor Credit Corp.:
121,500,000	2.639% due 11/17/08(b)	120,819,128
300,000,000	2.639% due 11/18/08(b)	298,297,000
	UniCredito Italiano Bank (Ireland):
91,200,000	2.930% due 11/20/08(b)(c)	90,610,240
175,000,000	2.937% due 11/28/08(b)(c)	173,753,028
	Westpac Banking Corp.:
400,000,000	2.739% due 11/13/08(b)(c)	397,793,778
200,000,000	2.656% due 11/17/08(b)(c)	198,879,222
200,000,000	2.666% due 11/19/08(b)(c)	198,845,722
200,000,000	2.729% due 11/28/08(b)(c)	198,675,112

	Total Commercial Paper	12,601,815,579

	Corporate Bonds & Notes—3.0%
243,500,000	Australia & New Zealand Banking Group, 2.892% due 7/31/09(a)(c)	243,500,000
80,820,000	Credit Suisse First Boston (USA) Inc., Notes, 4.700% due 6/1/09	81,337,019
125,000,000	ING Bank NV, 3.059% due 3/26/09(a)(c)	125,000,000
275,000,000	Nordea Bank AB, 3.149% due 8/24/09(a)(c)	275,000,000
225,000,000	Rabobank Nederland NV, 2.993% due 4/30/09(a)(c)	224,984,019
150,000,000	Royal Bank of Canada, 3.104% due 5/15/09(a)(c)	150,000,000
150,000,000	Royal Bank of Scotland Group PLC, 2.963% due 9/18/08(a)(c)	150,000,000
242,019,322	Steers Delaware Business Trust, Senior Secured Notes,
	2.490% due 9/29/08(a)(c)(e)	242,019,322

See Notes to Financial Statements.

Liquid Reserves Portfolio 2008 Annual Report | 35

Schedule of investments continued
August 31, 2008

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE*

	Corporate Bonds & Notes—3.0% continued
$125,000,000	Svenska Handelsbanken AB, 3.150% due 5/26/09(a)(c)	$125,000,000

	Total Corporate Bonds & Notes	1,616,840,360

	Master Note—2.5%
1,353,000,000	Morgan Stanley Collateralized Master Note Purchase Agreement,
	2.925% due 9/2/08(a)(e)(m)	1,353,000,000

	Medium-Term Notes—4.5%
124,000,000	ANZ National International Ltd., 2.916% due 2/9/09(a)(c)	124,000,000
	Axon Financial Funding LLC:
325,000,000	2.589% due 10/15/08(b)(e)(f)(g)(h)	228,865,000
100,000,000	2.644% due 10/15/08(b)(e)(f)(g)(h)	70,420,000
200,000,000	2.651% due 10/15/08(b)(e)(f)(g)(h)	140,840,000
225,000,000	2.885% due 10/15/08(b)(e)(f)(g)(h)	158,445,000
200,000,000	5.420% due 10/15/08(b)(e)(f)(g)(h)	140,840,000
97,000,000	5.425% due 10/15/08(b)(e)(f)(g)(h)	68,307,400
3,796,454	Cheyne Finance LLC, 0.000%, 8/23/09(d)(e)(i)	3,796,454
222,875,000	Citigroup Funding Inc., 3.678% due 5/8/09(a)	222,852,406
100,000,000	Commonwealth Bank of Australia, 3.051% due 8/3/09(a)(c)	100,000,000
442,459,094	Gryphon Funding Ltd., 2.840% due 8/23/09(a)(d)(e)(i)	242,246,354
150,000,000	HSBC USA Inc., 3.188% due 5/15/09(a)	150,000,000
100,000,000	ING USA Global Funding Trust, Medium-Term Notes,
	3.143% due 6/19/09(a)	100,000,000
250,000,000	Royal Bank of Scotland PLC, 2.630% due 3/4/09(a)(c)	250,000,000
248,500,000	Toyota Motor Credit Corp., 2.481% due 10/6/08(a)	248,483,421
135,900,000	Wells Fargo Co., 2.521% due 10/31/08(a)	135,892,264
75,000,000	White Pine Finance LLC, 2.225% due 10/15/08(b)(e)(g)(j)	75,000,000

	Total Medium-Term Notes	2,459,988,299

	Promissory Notes—1.0%
300,000,000	Goldman Sachs Group Inc., 4.750% due 9/16/08(c)(e)	300,000,000
250,000,000	Goldman Sachs Group Inc., 3.163% due 12/15/08(a)(e)	250,000,000

	Total Promissory Notes	550,000,000

	Time Deposits—3.3%
250,600,000	Bank of Tokyo, 2.080% due 9/2/08	250,600,000
185,000,000	Barclays Bank PLC NY, 2.080% due 9/2/08	185,000,000
	Commerzbank Grand Cayman:
434,769,000	2.100% due 9/2/08	434,769,000
294,259,000	2.130% due 9/2/08	294,259,000
598,236,000	Societe Generale Grand Cayman, 2.125% due 9/2/08	598,236,000

	Total Time Deposits	1,762,864,000

	U.S. Government Agencies—17.4%
180,000,000	Federal Farm Credit Bank (FFCB), Bonds, 2.380% due 5/6/09	180,000,000
	Federal Home Loan Bank (FHLB):
	Bonds:
115,000,000	2.291% due 12/3/08(a)	115,000,000

See Notes to Financial Statements.

36 | Liquid Reserves Portfolio 2008 Annual Report

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE*

	U.S. Government Agencies—17.4% continued
$200,000,000	2.080% due 1/30/09(a)	$200,000,000
124,500,000	2.290% due 4/3/09(a)	124,500,000
200,000,000	2.470% due 4/21/09	200,038,137
200,000,000	2.355% due 6/10/09(a)	200,000,000
200,000,000	2.120% due 8/7/09(a)	200,000,000
350,000,000	2.402% due 8/27/09(a)	349,931,587
300,000,000	2.390% due 12/28/09(a)	299,822,900
175,000,000	2.230% due 3/26/10(a)	175,000,000
200,000,000	Discount Notes, 2.766% due 2/13/09(b)	197,499,333
	Federal Home Loan Mortgage Corp. (FHLMC)(n):
	Discount Notes:
200,000,000	2.286% due 11/24/08(b)	198,945,333
375,000,000	2.429% - 2.491% due 12/8/08(b)	372,517,333
558,194,000	2.593% - 2.686% due 12/22/08(b)	553,639,095
237,384,000	2.532% - 2.572% due 1/5/09(b)	235,292,890
250,000,000	2.752% due 2/23/09(b)	246,706,598
650,000,000	2.740% due 2/27/09(b)	641,273,750
145,340,000	2.799% due 3/23/09(b)	143,086,220
256,125,000	2.182% - 2.244% due 3/30/09(b)	252,873,927
250,000,000	Notes, 2.383% due 10/7/09(a)	250,000,000
	Federal National Mortgage Association (FNMA)(n):
	Discount Notes:
175,000,000	2.317% - 2.327% due 11/26/08(b)	174,040,264
100,000,000	2.327% due 12/3/08(b)	99,405,833
248,000,000	2.704% due 12/10/08(b)	246,157,222
171,000,000	2.629% due 12/17/08(b)	169,678,550
799,700,000	2.724% - 2.803% due 12/22/08(b)	792,900,918
144,277,000	2.593% due 12/24/08(b)	143,107,394
157,000,000	2.531% due 12/31/08(b)	155,680,764
327,111,000	2.572% - 2.593% due 1/7/09(b)	324,146,702
270,750,000	2.717% due 1/14/09(b)	268,028,962
50,000,000	2.597% due 1/30/09(b)	49,463,111
300,000,000	2.688% due 2/9/09(b)	296,444,584
75,000,000	2.193% due 2/27/09(b)	74,198,229
200,000,000	2.164% - 2.244% due 3/27/09(b)	197,534,687
82,250,000	2.995% due 8/7/09(b)	79,989,496
	Notes:
133,800,000	2.080% due 1/16/09(a)	133,800,000
150,000,000	2.060% due 1/23/09(a)	149,994,082
336,750,000	2.230% due 9/3/09(a)	336,750,000
180,000,000	2.210% due 10/7/09(a)	179,969,705
200,000,000	2.736% due 1/21/10(a)	200,000,000
250,000,000	2.733% due 2/8/10(a)	249,924,932

	Total U.S. Government Agencies	9,457,342,538

See Notes to Financial Statements.

Liquid Reserves Portfolio 2008 Annual Report | 37

Schedule of investments continued
August 31, 2008

LIQUID RESERVES PORTFOLIO
FACE AMOUNT	SECURITY	VALUE*

	Repurchase Agreement—0.9%
$500,000,000	Interest in $500,000,000 joint tri-party repurchase
	agreement dated 8/29/08 with Barclays Capital Inc.,
	2.120% due 9/2/08; Proceeds at maturity—$500,117,778;
	(Fully collateralized by various U.S. government agency
	obligations, 2.250% - 5.000% due 10/2/09 to 4/30/18;
	Market value—$510,000,745)	$500,000,000

	TOTAL INVESTMENTS BEFORE AGREEMENTS
	(Cost—$54,150,450,931)	53,600,367,813

AGREEMENTS WITH AFFILIATES(l) —1.0%

	Letter Agreements (Cost—$0)(i)—0.3%	150,000,000
	Capital Support Agreements (Cost—$0)(f)—0.7%	400,000,000

	TOTAL AGREEMENTS (Cost—$0)	550,000,000

	TOTAL INVESTMENTS—99.6% (Cost—$54,150,450,931#)	54,150,367,813
	Other Assets in Excess of Liabilities—0.4%	221,481,262

	TOTAL NET ASSETS—100.0%	$54,371,849,075

*	Reflects amortized cost value, unless otherwise noted.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at August 31, 2008.

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	The Portfolio received partial principal payments. The Portfolio’s Board of Trustees has determined that it is currently in its best interest to continue to hold these securities.

(e)	Illiquid security.

(f)	The value shown is the fair market value as of August 31, 2008. The Axon Financial Funding LLC and Issuer Entity LLC securities are supported by Capital Support Agreements (see Note 3).

(g)	Date shown is the date of the next interest rate change, because both principal and interest are currently in default.

(h)	On November 20, 2007, an insolvency event was declared. The Portfolio’s Board of Trustees has determined that it is currently in its best interest to continue to hold these securities.

(i)	The value shown is the fair market value as of August 31, 2008. Cheyne Finance LLC and Gryphon Funding Ltd. are supported by a Letter of Credit and Letter Agreement (see Note 3).

(j)	On February 12, 2008 an insolvency event was declared. The Portfolio’s Board of Trustees has determined that it is currently in its best interest to continue to hold these securities.

(k)	The Portfolio received partial principal payments. The Portfolio’s Board of Trustees has determined that it is currently in its best interest to continue to hold this security.

(l)	Agreements are with subsidiaries of legg Mason Inc., the parent of legg Mason Partners Fund Advisor, LLC, the Portfolio’s Advisor.

(m)	Final Maturity date is July 14, 2009.

(n)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into Conservatorship.

#	Aggregate cost for federal income tax purposes is $54,059,428,644.

See Notes to Financial Statements.

38 | Liquid Reserves Portfolio 2008 Annual Report

Statement of assets and liabilities

Liquid Reserves Portfolio
August 31, 2008

ASSETS:
Investments, at value (Cost—$54,150,450,931)*	$53,600,367,813
Letter and capital support agreements with affiliates*	550,000,000
Cash	992
Interest receivable	226,030,895
Principal paydown receivable	6,919
Prepaid expenses	333,780

Total Assets	54,376,740,399

LIABILITIES:
Investment management fee payable	4,612,845
Trustees’ fees payable	57,778
Accrued expenses	220,701

Total Liabilities	4,891,324

TOTAL NET ASSETS	$54,371,849,075

NET ASSETS:
Paid-in-capital	$54,519,446,596
Net unrealized depreciation on certain investments in Structured Investment Vehicles (Note 3)	(147,597,521)

TOTAL NET ASSETS	$54,371,849,075

* See Note 3 Capital Support Agreements.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2008 Annual Report  |  39

Statement of operations

Liquid Reserves Portfolio
For the Year Ended August 31, 2008

INVESTMENT INCOME:
Interest	$1,906,296,980

EXPENSES:
Investment management fee (Note 2)	47,050,447
Legal fees	789,516
Insurance	774,744
Trustees’ fees	709,689
Custody fees	319,597
Audit and tax	35,467
Miscellaneous expenses	63,559

Total Expenses	49,743,019
Less: Fee waivers and/or expense reimbursements (Note 2)	(12,773,898)
Fees paid indirectly (Note 1)	(319)

Net Expenses	36,968,802

NET INVESTMENT INCOME	1,869,328,178

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)
Net Realized Gain (Loss) on Investments:
Investment transactions	(159,837,272)
Capital support agreements (Note 3)	147,514,403

Net Realized Loss	(12,322,869)

Unrealized Appreciation/Depreciation From Investments:
Investments on certain Structured Investment Vehicles (Note 3)	(550,083,118)
Capital support agreements (Note 3)	402,485,597

Net Unrealized Appreciation/Depreciation (Note 3)	(147,597,521)

NET LOSS ON INVESTMENTS	(159,920,390)

INCREASE IN NET ASSETS FROM OPERATIONS	$1,709,407,788

See Notes to Financial Statements.

40  |  Liquid Reserves Portfolio 2008 Annual Report

Statements of changes in net assets

Liquid Reserves Portfolio

FOR THE YEARS ENDED AUGUST 31,	2008	2007

OPERATIONS:
Net investment income	$1,869,328,178	$2,615,353,014
Net realized gain (loss)	(12,322,869)	2,930,294
Net unrealized appreciation/depreciation	(147,597,521)	—

Increase in Net Assets From Operations	1,709,407,788	2,618,283,308

CAPITAL TRANSACTIONS:
Proceeds from contributions	152,547,566,033	122,167,268,706
Value of withdrawals	(150,530,100,014)	(106,370,917,949)

Increase in Net Assets From Capital Transactions	2,017,466,019	15,796,350,757

INCREASE IN NET ASSETS	3,726,873,807	18,414,634,065

NET ASSETS:
Beginning of year	50,644,975,268	32,230,341,203

End of year	$54,371,849,075	$50,644,975,268

See Notes to Financial Statements.

Liquid Reserves Portfolio 2008 Annual Report  |  41

Financial highlights

Liquid Reserves Portfolio

FOR THE YEARS ENDED AUGUST 31:

	2008		2007	2006	2005	2004

NET ASSETS, END OF YEAR (MILLIONS)	$54,372		$50,645	$32,230	$44,789	$37,587

Total return[1]	4.00	%†	5.40%	4.53%	2.54%	1.09%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.11%		0.10%[2]	0.12%	0.17%	0.17%
Net expenses[3,4,5]	0.08		0.09 [2]	0.09	0.10	0.10
Net investment income	3.97		5.26	4.33	2.57	1.09

[1]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[2]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would have been the same.

[3]	There was no impact to the expense ratio as a result of fees paid indirectly.

[4]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.10%.

[5]	Reflects fee waivers and/or expense reimbursements.

†	If the Portfolio had not entered into the Letter and Capital Support Agreements, the total return would have been lower.

See Notes to Financial Statements.

42  |  Liquid Reserves Portfolio 2008 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At August 31, 2008, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

As of the date of this report, the Portfolio continued to meet the requirements of Rule 2a-7 that permit the Portfolio to utilize amortized cost to value its securities, except that certain investments in structured securities (such as those issued by Structured Investment Vehicles or SIVs) are carried at fair value in the Schedule of Investments. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by an event, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Board of Trustees. These SIVs were subject to specific events of default or insolvency which triggered the use of fair value. Concurrently the Portfolio recognized the fair value of the related Letter Agreement and Credit Support Agreements (see Note 3) entered into between the Portfolio and affiliates of the Portfolio. The related net realized and unrealized appreciation/depreciation on the SIVs, the Letter Agreements and Credit Support Agreement are reflected in the Statement of Operations.

(b) Interest income and expenses. Interest income consists of interest accrued and discount earned (including both original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(c) Credit and market risk. Investments in structured securities or SIVs which are collateralized by residential real estate mortgages are subject to certain

Liquid Reserves Portfolio 2008 Annual Report | 43

Notes to financial statements continued

credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

(d) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. If material, the amount is shown as a reduction of expenses on the Statement of Operations

(e) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

(f) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2008, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue,

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) is the Portfolio’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Portfolio.

44 | Liquid Reserves Portfolio 2008 Annual Report

During the year ended August 31, 2008, the Portfolio had a voluntary expense limitation in place of 0.10% of the Portfolio’s average daily net assets.

During the year ended August 31, 2008, LMPFA waived a portion of its fee in the amount of $12,773,898.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”). In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Credit arrangements for certain holdings

The Portfolio was provided or entered into certain credit support arrangements for certain of its portfolio holdings. As a result, the aggregate market value of the Portfolio’s holdings increased. These arrangements are described below.

(a) On March 4, 2008, the Portfolio was provided a Standby Letter of Credit (“LOC”) by Citibank, N.A. (“Citibank”) for an aggregate amount not to exceed $150 million. Citibank currently has a First Tier credit rating.

Under the terms of the LOC, which terminates no later than March 3, 2009, the Portfolio is able to draw upon the LOC if (i) a loss is realized from a sale or other disposition of commercial paper or other securities held by the Portfolio that were issued by Cheyne Finance LLC (the “Securities”), (ii) the Securities are restructured into new debt and there is a shortfall in what is received as compared to the amortized cost of the original Securities (iii) all or any portion of the Securities remain outstanding on the business day immediately prior to March 4, 2009; and/or (iv) the short term credit rating of Citibank is downgraded causing its LOC obligations to no longer qualify as a First Tier Security under Rule 2a-7.

The Portfolio also entered into a separate, but related Letter Agreement with Legg Mason. Under the terms of the Letter Agreement, the Portfolio will terminate the LOC if (i) all of the Securities are sold or otherwise disposed of without the Portfolio realizing a loss or the Portfolio has drawn on the LOC in an aggregate amount equal to such losses; (ii) all of the Securities have been restructured into new debt rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s and that is eligible to be held under Rule 2a-7; (iii) the Portfolio has been repaid in full in respect of all of the Securities or (iv) the Securities are rated at least A-1 or P-1 (or the equivalent) by S&P or Moody’s. The Letter Agreement also provides that: the Portfolio must pay to Legg Mason the excess

Liquid Reserves Portfolio 2008 Annual Report | 45

Notes to financial statements continued

of amounts received by the Portfolio above amounts due to the Portfolio on the Securities, net of draws, either from a cash payment or a restructuring if, after the LOC is drawn and on or after termination of the LOC; and during the term of the LOC, Legg Mason has the option to purchase the securities from the Portfolio under various circumstances at a price that is the greater of amortized cost or market value. Another provision provides for transfer of the Securities to Legg Mason if the amounts drawn on the LOC equal or exceed the amortized cost of the Securities then outstanding at the end of the LOC term.

(b) On March 31, 2008, the Portfolio entered into five Capital Support Agreements (“CSAs”) with Legg Mason, each CSA being with one of its wholly owned subsidiaries LM Capital Company, LLC, LM Capital Support I, LLC, LM Capital Support II, LLC, LM Capital Support III, LLC and LM Capital Support IV, LLC (collectively with Legg Mason, “LM”). Three of the CSAs provide support in the maximum amounts of $100,000,000, $100,000,000 and $50,000,000, respectively, for the Portfolio’s holdings of Axon Financial Funding LLC. Two of the CSAs will provide support in the maximum amounts of $75,000,000 each, for the Portfolio’s holdings of Issuer Entity LLC. Each of the five LM subsidiaries established a segregated account at the Portfolio’s custodian bank to secure LM’s obligations under the respective CSAs.

Under the terms of each CSA the Portfolio would be paid a capital contribution, up to the maximum amount committed in the CSA, if (i) a loss is realized from a sale of the subject securities (collectively with any securities received in exchange therefore, or as replacement thereof that do not qualify as “Eligible Securities” under Rule 2a-7(a)(10), “Eligible Notes”); (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in a loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

Each CSA terminates no later than March 31, 2009 and requires the Portfolio to promptly sell any Eligible Notes it holds on the immediately preceding business day. Each CSA also permits LM to purchase the Eligible Notes under certain circumstances at a price which is the greater of amortized cost or market value.

On July 17, 2008, a restructuring of Cheyne Finance LLC occurred, in which the Portfolio realized a loss of $147,514,403. This loss was offset by the CSA’s, and is recorded in the Statement of Operations as a non cash event.

As of August 31, 2008, the amortized cost and fair value of the Portfolio’s holdings for investments covered by the Letter Agreements and CSA’s are as follows. The Portfolio has recognized the changes in the unrealized components of these securities and related support agreements in its results of the operations and financial position.

46 | Liquid Reserves Portfolio 2008 Annual Report

INVESTMENT	AMORTIZED COST	FAIR VALUE	SUPPORT AGREEMENTS

Cheyne Finance LLC	$3,796,454	$3,796,454	$0
Gryphon Funding Ltd	256,308,898	242,246,354	150,000,000
Axon Financial Funding LLC	1,147,000,000	807,717,400	250,000,000
Issuer Entity LLC	335,760,559	139,022,585	150,000,000

On September 18, 2008, and subsequent to the reporting period, the CSAs described above in connection with the Portfolio’s holdings of Axon Financial Funding LLC and Issuer Entity LLC were amended to increase the amounts of support available to the Portfolio. The amounts of the CSAs and the amortized cost and fair value as of that date are as follows:

INVESTMENT	AMORTIZED COST	FAIR VALUE	ORIGINAL SUPPORT AMOUNTS	AMENDED SUPPORT AMOUNTS

Axon Financial Funding LLC	$1,147,000,000	$808,290,900	$250,000,000	$500,000,000
Issuer Entity LLC	335,760,559	139,022,585	150,000,000	250,000,000

Subsequent to the amendment to the CSA’s the net unrealized appreciation/ depreciation reflected in the Statement of Operations from these securities and CSA’s would have been net $0.

4. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”) and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Liquid Reserves Portfolio 2008 Annual Report | 47

Notes to financial statements continued

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the U.S. Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

48 | Liquid Reserves Portfolio 2008 Annual Report

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

Liquid Reserves Portfolio 2008 Annual Report | 49

Notes to financial statements continued

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its November 30, 2008 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

50 | Liquid Reserves Portfolio 2008 Annual Report

Report of independent registered public accounting firm

The Board of Trustees and Investors
Master Portfolio Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Liquid Reserves Portfolio, a series of Master Portfolio Trust, as of August 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended August 31, 2004 were audited by other independent registered public accountants whose report thereon, dated October 24, 2004, expressed an unqualified opinion on those financial highlights.
          We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Reserves Portfolio as of August 31, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
October 24, 2008

Liquid Reserves Portfolio 2008 Annual Report | 51

Additional information (unaudited)
Information about Trustees and Officers

The business and affairs of Liquid Reserves Portfolio (the “Portfolio”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Portfolio is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling Legg Mason Partners Shareholder Services at 1-800-451-2010.

NON-INTERESTED TRUSTEES
ELLIOTT J. BERV c/o R. Jay Gerken, CFA, Legg Mason & Co., LLC (“Legg Mason”) 620 Eighth Avenue New York, NY 10018
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. BENTON COCANOUGHER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1938
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during past five years

Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

52 | Liquid Reserves Portfolio

JANE F. DASHER c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1949
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during past five years	Chief Financial Officer, Korsant Partners, LLC (a family investment company)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

MARK T. FINN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1943
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1989
Principal occupation(s) during past five years

Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

RAINER GREEVEN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1936
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

Liquid Reserves Portfolio | 53

Additional information (unaudited) continued
Information about Trustees and Officers

STEPHEN R. GROSS c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1947
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during past five years

Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003)

Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director, ebank Financial Services, Inc. (from 1997 to 2004)

RICHARD E. HANSON, JR. c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1985
Principal occupation(s) during past five years	Retired
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

DIANA R. HARRINGTON c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1940
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Professor, Babson College (since 1992)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

54 | Liquid Reserves Portfolio

SUSAN M. HEILBRON c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1945
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during past five years	Independent Consultant (since 2001)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None

SUSAN B. KERLEY c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Chairman (since 2005) and Trustee (since 2000), Eclipse Funds (3 funds); Chairman (since 2005) and Director (since 1990), Eclipse Funds Inc. (23 funds); Chairman and Director, ICAP Funds, Inc. (4 funds) (since 2006); Chairman and Trustee, The MainStay Funds (21 funds) (since 2007); and Chairman and Director, MainStay VP Series Fund, Inc. (24 funds) (since 2007)

ALAN G. MERTEN c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1941
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	President, George Mason University (since 1996)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee

Director of Cardinal Financial Corporation (since 2006); Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly, Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

Liquid Reserves Portfolio | 55

Additional information (unaudited) continued
Information about Trustees and Officers

R. RICHARDSON PETTIT c/o R. Jay Gerken, CFA, Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1942
Position(s) held with Fund[1]	Trustee
Term of office[1] and length of time served[2]	Since 1990
Principal occupation(s) during past five years	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)
Number of portfolios in fund complex over- seen by Trustee	68
Other board member- ships held by Trustee	None
INTERESTED TRUSTEE
R. JAY GERKEN, CFA[3] Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Trustee, President, Chairman and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during past five years

Managing Director of Legg Mason; Chairman of the Board and Trustee/ Director of 164 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; President LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”) (2002 to 2005); Formerly, Chairman, President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (from 2002 to 2005)

Number of portfolios in fund complex over- seen by Trustee	149
Other board member- ships held by Trustee	Trustee, Consulting Group Capital Market Funds (from 2002 to 2006)
OFFICERS
FRANCES M. GUGGINO Legg Mason 55 Water Street New York, NY 10041
Birth year	1957
Position(s) held with Fund[1]	Chief Financial Officer and Treasurer
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during past five years

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Citigroup Asset Management (“CAM”) (from 1999 to 2004)

56 | Liquid Reserves Portfolio

TED P. BECKER Legg Mason 620 Eighth Avenue New York, NY 10018
Birth year	1951
Position(s) held with Fund[1]	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years

Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Formerly, Managing Director of Compliance at CAM or its predecessor (from 2002 to 2005)

JOHN CHIOTA Legg Mason 300 First Stamford Place Stamford, CT 06902
Birth year	1968
Position(s) held with Fund[1]	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2006
Principal occupation(s) during past five years

Vice President of Legg Mason or its predecessor (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

ROBERT I. FRENKEL Legg Mason 300 First Stamford Place Stamford, CT 06902
Birth year	1954
Position(s) held with Fund[1]	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2003
Principal occupation(s) during past five years

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

THOMAS C. MANDIA Legg Mason 300 First Stamford Place Stamford, CT 06902
Birth year	1962
Position(s) held with Fund[1]	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2000
Principal occupation(s) during past 5 years	Managing Director and Deputy Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (from 1992 to 2005)

Liquid Reserves Portfolio | 57

Additional information (unaudited) continued
Information about Trustees and Officers

DAVID CASTANO Legg Mason 55 Water Street New York, NY 10041
Birth year	1971
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past 5 years

Vice President of Legg Mason (since 2008); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at CAM (prior to 2003)

MATTHEW PLASTINA Legg Mason 55 Water Street New York, NY 10041
Birth year	1970
Position(s) held with Fund[1]	Controller
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during past 5 years

Vice President of Legg Mason (since 2008); Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason and its predecessors (from 2002 to 2007)

[1]	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee or Officer became a Board Member or Officer, as applicable, for a fund in the Legg Mason Partners fund complex.

[3]	Mr. Gerken is an “interested person” of the Fund as defined in the 1940 Act, because Mr. Gerken is an officer of LMPFA and certain of its affiliates.

58 | Liquid Reserves Portfolio

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2007 and August 31, 2008 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $113,000 in 2007 and $118,300 in 2008.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Master Portfolio Trust (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $24,600 in 2007 and $13,600 in 2008. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item for the Master Portfolio Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Master Portfolio Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee duly implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes duly impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services duly not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Master Portfolio Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2007 and 2008; Tax Fees were 100% and 0% for 2007 and 2008; and Other Fees were 100% and 0% for 2007 and 2008.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Master Portfolio Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Master Portfolio Trust during the reporting period were $0 in 2008.

(h) Yes. Master Portfolio Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant's independence. All services provided by the Auditor to the Master Portfolio Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

	a)	The entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

	b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

	(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of anannual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: November 7, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Master Portfolio Trust

Date: November 7, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Master Portfolio Trust

Date: November 7, 2008